DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Payroll and Social Security Taxes Payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current [Abstract]
Vacation benefit payable	$ 104,739	$ 82,476
Annual bonus payable	84,895	50,788
Social security taxes payable	45,573	35,595
Total	235,207	168,859
Non-current [Abstract]
Vacation benefit payable	0	0
Annual bonus payable	0	0
Social security taxes payable	0	0
Total	$ 0	$ 0